LEGAL CLAIMS AND OTHER MATTERS (Details) $ in Millions, $ in Millions						12 Months Ended			24 Months Ended
	Jun. 14, 2018 USD ($)	May 28, 2018 USD ($)	Mar. 15, 2017 USD ($)	May 08, 2015 Contract	Oct. 09, 2008	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)	Jun. 30, 2011 ARS ($)	Dec. 31, 2018 ARS ($)	Mar. 31, 2017 ARS ($)	May 24, 2013 ARS ($)
LEGAL CLAIMS AND OTHER MATTERS [Abstract]
Payment for claims to provincial agencies							$ 148.5	$ 27.6
Provisions for contingency							279.6			$ 308.4
Validity period of precautionary measure						6 months
Increase in tariff percentage					20.00%
Receivables from income taxes and value added tax								$ 105.0				$ 69.4
Claim amount for the omission as agent of withholding and collection of turnover tax									$ 4.9
Canceled partial debt claim amount											$ 2.9
Number of natural gas contracts executed | Contract				3
Claim amount due to lower allocation of products obtained						$ 163.0
Adjusted of claim			$ 306.3
Nominal damages			134.0
Interest on nominal damages			$ 172.3
Damages to claimants		$ 19.0
Payment for damages	$ 21.3
Provision for other matters							$ 9.6			$ 59.7